Document and Entity Information	6 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	NGL Energy Partners LP
Entity Central Index Key	0001504461
Document Type	S-4/A
Pre-Effective Amendment Number	2
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer